Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment	$ 12,206,169	$ 13,228,795	$ 13,599,957
Less: Accumulated Depreciation	8,096,249	7,779,383	7,171,845
Property and Equipment, net of Accumulated Depreciation	$ 4,109,920	$ 5,449,412	6,428,112
Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	3 years	3 years
Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	20 years	20 years
Machinery and Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment	$ 2,916,063	$ 3,478,062	3,469,204
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	20 years	20 years
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment	$ 6,930,584	$ 6,930,585	7,378,639
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Lease term
Computer and Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment	$ 2,086,612	$ 2,460,632	2,492,310
Computer and Office Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	3 years	3 years
Computer and Office Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	10 years	10 years
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives	5 years	5 years
Total Property and Equipment	$ 272,910	$ 274,559	248,304
Construction in Progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated Useful Lives
Total Property and Equipment		$ 84,957	$ 11,500